Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt
Schedule of Other Short-Term Borrowings

	2010	2011
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,208,690	¥1,262,885
Borrowings from the Bank of Japan	2,861,400	5,513,650
Borrowings from other financial institutions	209,030	175,951
Other	73,560	65,843

Total domestic offices	4,352,680	7,018,329

Foreign offices:
Commercial paper	907,641	732,910
Borrowings from other financial institutions	819,633	730,479
Other	17,416	6,595

Total foreign offices	1,744,690	1,469,984

Total	6,097,370	8,488,313
Less unamortized discount	34	116

Other short-term borrowings—net	¥6,097,336	¥8,488,197

Weighted average interest rate on outstanding balance at end of fiscal year	0.27%	0.24%

Schedule of Long-Term Debt

	2010	2011
	(in millions)
MUFG:
Obligations under capital leases	¥45	¥22
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2010-2011, principally 0.59%-1.21%	230,000	—
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 2.42%-4.78%	2,500	2,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	465	416
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,251	1,176
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	421	402
Floating rate borrowings, payable in Japanese yen, no stated maturity, principally 3.05%-3.17%	16,208	16,209

Total	631,390	401,225

BTMU:
Obligations under capital leases	¥27,888	¥17,937
Obligation under sale-and-leaseback transactions	52,189	50,875
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2011-2027, principally 0.26%-2.69%	1,626,600	1,485,402
Fixed rate bonds, payable in US dollars, due 2012-2015, principally 1.60%-3.85%	219,574	400,561
Fixed rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2014, principally 5.40%-5.58%(2)	17,056	64,496
Fixed rate borrowings, payable in Japanese yen, due 2011-2023, principally 0.25%-0.50%	18,327	7,428
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	586	462
Fixed rate borrowings, payable in other currencies excluding Japanese yen, and US dollars, due 2011-2013, principally 1.50%-5.65%(2)	4,687	1,294
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.71%	20,000	20,000
Floating rate bonds, payable in US dollars, due 2014, principally 0.97%	—	41,575
Floating rate borrowings, payable in US dollars, due 2014-2016, principally 0.62%-0.79%	325,640	424,065

Total	2,232,470	2,445,283
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2011-2031, principally 1.13%-2.91%	1,649,855	1,910,698
Fixed rate borrowings, payable in Japanese yen, due 2011-2035, principally 0.71%-3.62%	129,433	216,940
Fixed rate bonds, payable in US dollars, due 2011, principally 7.40%	371,098	167,380
Fixed rate borrowings, payable in US dollars, due 2013, principally 6.76%	122,714	108,393
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.99%-1.75%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2012-2028, principally 0.36%-2.90%	544,100	574,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.90%-4.78%	1,392,700	1,083,800
Adjustable rate borrowings, payable in US dollars, due 2016-2017, principally 0.71%-0.78%	229,157	145,928
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 1.13%-6.25%	232,600	207,875
Adjustable rate bonds, payable in Euro, due 2015, principally 3.50%	124,920	—
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.45%	112,428	11,757
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	164,270	154,605
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2017, principally 1.30%(2)	38,610	36,820
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	79,326	75,648
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.52%-0.87%	52,800	38,100

Total	5,337,711	4,826,144
Obligations under loan securitization transaction accounted for as secured borrowings, due 2011-2045, principally 0.39%-6.66%	2,847,735	2,640,007

Total	10,497,993	9,980,246

Other subsidiaries:
Obligations under capital leases	¥16,551	¥11,398
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2038 principally 0.00%-10.30%	491,310	378,528
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2011-2038, principally 0.00%-10.00%	193,447	23,573
Fixed rate borrowings, bonds and notes, payable in Euro, due 2011, principally 1.75%	—	436
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2011-2038, principally 0.00%-11.30%(2)	3,518	3,389
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2040, principally 0.00%-22.40%	1,205,153	1,231,674
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2011-2038, principally 0.00%-14.00%	131,494	401,646
Floating rate bonds and notes, payable in Euro, due 2012-2014, principally 0.00%-0.50%	504	228
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2011-2038, principally 0.00%-11.50%(2)	3,740	16,079
Other institutions, due 2035, principally 1.64%-3.58%	4,684	3,812

Total	2,033,850	2,059,365
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2030, principally 0.93%-3.04%	298,163	349,629
Fixed rate bonds and notes, payable in US dollars, due 2013-2030, principally 5.25%-11.33%	111,923	97,085
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2020, principally 0.58% -2.70%	157,600	97,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	125,900	104,118
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2015, principally 0.08%-1.80%	176,330	161,823
Floating rate bonds and notes, payable in US dollars, due 2010, principally 1.39%	461	—
Other miscellaneous debt	3	—

Total	870,380	809,955
Obligations under loan securitization transaction accounted for as secured borrowings, due 2011-2017, principally 0.40%-3.02%	112,260	94,539

Total	3,033,041	2,975,257

Total	¥14,162,424	¥13,356,728

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as British pound, Brazilian real, Chinese yuan, Indonesian rupiah, Hong Kong dollars etc, have been summarized into the "Other currencies" classification.

Schedule of Maturities of Long-Term Debt

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2012	¥9	¥838,774	¥617,310	¥1,456,093
2013	6	1,006,347	413,182	1,419,535
2014	4	1,088,535	359,173	1,447,712
2015	2	907,146	249,794	1,156,942
2016	—	772,680	141,070	913,750
2017 and thereafter	401,204	5,366,764	1,194,728	6,962,696

Total	¥401,225	¥9,980,246	¥2,975,257	¥13,356,728